Segment Information (Schedule Of Long-Lived Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets, Total	$ 3,117	$ 2,976
Europe [Member]
Long-lived assets, Total	641	622
Americas [Member]
Long-lived assets, Total	1,946	1,882
China [Member]
Long-lived assets, Total	198	152
Japan [Member]
Long-lived assets, Total	152	152
Rest Of Asia [Member]
Long-lived assets, Total	$ 180	$ 168